March 9, 2017

BY EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Artisan Partners Funds, Inc.: (File Nos. 33-88316 and 811-8932)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), Artisan Partners Funds, Inc. (“Artisan Partners Funds”) certifies that:

a.	the forms of prospectus and statement of additional information for Artisan Thematic Fund, a series of Artisan Partners Funds, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the most recent post-effective amendment to Artisan Partners Funds’ registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to Artisan Partners Funds’ registration statement was filed with the Securities and Exchange Commission electronically on March 3, 2017.

Very truly yours, ARTISAN PARTNERS FUNDS, INC.

/s/ Laura E. Simpson
By: Laura E. Simpson Its: Vice President and Assistant Secretary